Related Party Transactions - Founder Shares (Details)						6 Months Ended	11 Months Ended	12 Months Ended
	Jul. 14, 2021 shares	Jun. 02, 2021 USD ($) $ / shares shares	May 25, 2021 USD ($) $ / shares shares	Apr. 08, 2021 shares	Feb. 13, 2021 USD ($) shares	Jun. 30, 2023 D $ / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2022 USD ($) D $ / shares shares
Related Party Transaction [Line Items]
Common stock outstanding (in shares)						32,606,548	14,382,093	32,575,043
Graf Acquisition Corp. IV [Member]
Related Party Transaction [Line Items]
Issuance of common stock to Sponsor | $							$ 25,000
Graf Acquisition Corp. IV [Member] | Over-allotment option | Private Placement Warrants
Related Party Transaction [Line Items]
Price of warrant (in dollars per warrant) | $ / shares								$ 10.00
Proceeds from sale of Private Placement Warrants | $								$ 171,600,000
Graf Acquisition Corp. IV [Member] | Private Placement
Related Party Transaction [Line Items]
Number of shares issuable per warrant								1
Graf Acquisition Corp. IV [Member] | Private Placement | Private Placement Warrants
Related Party Transaction [Line Items]
Sale of Private Placement Warrants (in shares)			4,433,333					4,433,333
Price of warrant (in dollars per warrant) | $ / shares			$ 1.50					$ 1.50
Proceeds from sale of Private Placement Warrants | $			$ 6,700,000					$ 6,700,000
Graf Acquisition Corp. IV [Member] | Private Placement | Additional Private Placement Warrants
Related Party Transaction [Line Items]
Price of warrant (in dollars per warrant) | $ / shares		$ 1.50
Proceeds from sale of Private Placement Warrants | $		$ 432,000
Additional units sold of shares		288,200
Graf Acquisition Corp. IV [Member] | Sponsor
Related Party Transaction [Line Items]
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D						30		30
Private placements | Graf Acquisition Corp. IV [Member] | Sponsor
Related Party Transaction [Line Items]
Price of warrant (in dollars per warrant) | $ / shares		$ 11.50
Exercise price of warrants | $ / shares								$ 11.50
Number of shares issuable per warrant		1
Private placements | Graf Acquisition Corp. IV [Member] | Sponsor | Private Placement
Related Party Transaction [Line Items]
Sale of Private Placement Warrants (in shares)								4,433,333
Price of warrant (in dollars per warrant) | $ / shares			$ 1.50					$ 1.50
Proceeds from sale of Private Placement Warrants | $			$ 6,700,000					$ 6,700,000
Private placements | Graf Acquisition Corp. IV [Member] | Sponsor | Private placement two
Related Party Transaction [Line Items]
Sale of Private Placement Warrants (in shares)			4,433,333					288,200
Price of warrant (in dollars per warrant) | $ / shares		$ 1.50						$ 1.50
Proceeds from sale of Private Placement Warrants | $		$ 400,000						$ 400,000
Additional units sold of shares		288,200
Founder Shares | Graf Acquisition Corp. IV [Member] | Over-allotment option
Related Party Transaction [Line Items]
Common stock outstanding (in shares)		4,290,375
Founder Shares | Graf Acquisition Corp. IV [Member] | Sponsor
Related Party Transaction [Line Items]
Issuance of common stock to Sponsor | $					$ 25,000
Issuance of common stock to Sponsor (in shares)					4,312,500
Shares subject to forfeiture				562,500
Number of shares forfeited		22,125
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders				20.00%
Common stock outstanding (in shares)		4,290,375		4,252,500
Restrictions on transfer period of time after business combination completion						1 year		1 year
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares						$ 12.00		$ 12.00
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D						20		20
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences						120 days		120 days
Founder Shares | Graf Acquisition Corp. IV [Member] | Sponsor | Independent directors
Related Party Transaction [Line Items]
Number of shares transferred				20,000
Founder Shares | Graf Acquisition Corp. IV [Member] | Sponsor | Alexandra Lebenthal
Related Party Transaction [Line Items]
Number of shares transferred	20,000
Related Party Loans | Graf Acquisition Corp. IV [Member] | Sponsor
Related Party Transaction [Line Items]
Price of warrant (in dollars per warrant) | $ / shares						$ 1.50